(Loss) Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Dilutive common stock equivalents	58,513	29,256	0	0
Potential common stock equivalents from computation of diluted EPS	4,599,736	2,299,868
Potential common stock equivalents outstanding with market conditions that excluded from diluted EPS	5,352,056	5,352,056